UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

                Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):

                           /__/  is a restatement.
                           /__/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jacob Asset Management of New York, LLC
Address: 19 West 34th Street, Suite 816A
         New York, NY  10001

Form 13F File Number:  28-10765

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ryan I. Jacob
Title: Manager, Chief Executive Officer and Managing Member
Phone: (212) 868-5970

Signature, Place, and Date of Signing:


/s/RYAN I. JACOB
RYAN I. JACOB
New York, NY
8/13/04

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)


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                             Form 13F Summary Page

Report Summary:


Number of Other Included Managers:

     NONE

Form 13F Information Table Entry Total:

     49

Form 13F Information Table Value Total:

   $ 78,382 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NONE

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                     JACOB ASSET MANAGEMENT OF NEW YORK, LLC
                    FORM 13F INFORMATION TABLE AS OF 6/30/2004

(COLUMN 1)                    (COLUMN 2)   (COLUMN 3)    (COLUMN 4)  (COLUMN 5)   (COLUMN 6)   (COLUMN 7)  (COLUMN 8)

NAME OF                       TITLE OF       CUSIP        VALUE      SHRS OR      INVESTMENT    OTHER    VOTING AUTHORITY
ISSUER                         CLASS                     (X$1000)    PRN AMT*     DISCRETION   MANAGERS       (SOLE)

ADOBE SYS INC                  COMMON      00724F101      698       15,000          SOLE                     15,000
AGILE SOFTWARE CORP DEL        COMMON      00846X105      854       97,588          SOLE                     97,588
AKAMAI TECHNOLOGIES INC        COMMON      00971T101       18        1,000          SOLE                      1,000
ALLOY INC                      COMMON      019855105    3,014      490,094          SOLE                    490,494
APPLE COMPUTER INC             COMMON      037833100      651       20,000          SOLE                     20,000
ASK JEEVES INC                 COMMON      045174109    1,311       33,600          SOLE                     33,600
AUTOBYTEL INC                  COMMON      05275N106      325       35,773          SOLE                     35,773
CNET NETWORKS INC              COMMON      12613R104    1,605      145,000          SOLE                    145,000
CONEXANT SYSTEMS INC           COMMON      207142100      443      102,309          SOLE                    102,309
CTRIP COM INTL LTD             COMMON      22943F100    3,450      101,978          SOLE                    101,978
DIGIMARC CORP                  COMMON      253807101    1,415      106,000          SOLE                    106,000
DIGITAL INSIGHT CORP           COMMON      25385P106    2,707      130,600          SOLE                    130,600
DIGITAL RIV INC                COMMON      25388B104    2,682       82,191          SOLE                     82,191
DOUBLECLICK INC                COMMON      258609304      777      100,000          SOLE                    100,000
E TRADE FINANCIAL CORP         COMMON      269246104      669       60,000          SOLE                     60,000
EBAY INC                       COMMON      278642103      920       10,000          SOLE                     10,000
ELECTRONIC ARTS INC            COMMON      285512109       55        1,000          SOLE                      1,000
FREEMARKETS INC                COMMON      356602102      301       46,206          SOLE                     46,206
GETTY IMAGES INC               COMMON      374276103      900       15,000          SOLE                     15,000
HOMESTORE INC                  COMMON      437852106    2,292      574,387          SOLE                    574,387
INFOSPACE INC                  COMMON      45678T201    2,537       66,686          SOLE                     66,686
INTERACTIVECORP                COMMON      45840Q101    1,055       35,000          SOLE                     35,000
INTERNET SEC SYS INC           COMMON      46060X107    2,958      192,822          SOLE                    192,822
IVILLAGE INC                   COMMON      46588H105      323       50,833          SOLE                     50,833
MARKETWATCH COM INC            COMMON      570619106    2,229      190,019          SOLE                    190,019
MATRIXONE INC                  COMMON      57685P304      457       66,071          SOLE                     66,071
MONSTER WORLDWIDE INC          COMMON      611742107      900       35,000          SOLE                     35,000
NETWORKS ASSOCS INC            COMMON      640938106       18        1,000          SOLE                      1,000
NETFLIX COM INC                COMMON      64110L106    3,466       96,400          SOLE                     96,400
NETEGRITY INC                  COMMON      64110P107    1,200      141,895          SOLE                    141,895
NUANCE COMMUNICATIONS INC      COMMON      669967101      495      108,559          SOLE                    108,559
OPENWAVE SYS INC               COMMON      683718308    2,169      170,750          SOLE                    170,750
ORBITZ INC                     COMMON      68556Y100    2,162      100,000          SOLE                    100,000
PALMONE INC                    COMMON      69713P107      449       12,900          SOLE                     12,900
PALMSOURCE INC                 COMMON      697154102    2,602      151,829          SOLE                    151,829
PLUMTREE SOFTWARE INC          COMMON      72940Q104    2,113      563,500          SOLE                    563,500
REALNETWORKS INC               COMMON      75605L104      809      118,300          SOLE                    118,300
ROXIO INC                      COMMON      780008108    2,452      499,400          SOLE                    499,400
SAFENET INC                    COMMON      78645R107    3,282      118,576          SOLE                    118,576
SHANDA INTERACTIVE ENTMT LTD   COMMON      81941Q203      813       52,700          SOLE                     52,700
SOHU COM INC                   COMMON      83408W103    2,580      129,800          SOLE                    129,800
SUMTOTAL SYS INC               COMMON      866615107    1,587      244,079          SOLE                    244,079
THQ INC                        COMMON      872443403    3,213      140,304          SOLE                    140,304
TAKE-TWO INTERACTIVE SOFTWARE  COMMON      874054109    3,890      126,942          SOLE                    126,942
VALUECLICK INC                 COMMON      92046N102    2,937      245,165          SOLE                    245,165
VERISIGN INC                   COMMON      92343E102      995       50,000          SOLE                     50,000
WEBMETHODS INC                 COMMON      94768C108    2,586      301,707          SOLE                    301,707
YAHOO INC                      COMMON      984332106       46        1,274          SOLE                      1,274
SINA CORP                      COMMON      G81477104    2,972       90,100          SOLE                     90,100



* All of the securities listed within this column are stated in SH.

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